Cover	Oct. 20, 2025
Document Type	8-K/A
Amendment Flag	true
Amendment Description	As previously disclosed, on October 20, 2025, the Registration Statement on Form S-1 (SEC File No. 333-280565) (the “Registration Statement”) relating to the initial public offering (the “IPO”) of units of Calisa Acquisition Corp. (the “Company”) became effective in accordance with the provisions of Section 8(a) of the Securities Act of 1933. On October 21, 2025, in connection with the IPO, the Company entered several agreements, forms of which were previously filed as exhibits to the Registration Statement. The Company filed a Current Report on Form 8-K (the “Original 8-K”) including such agreements as exhibits to the Original 8-K but mistakenly omitted one agreement. Accordingly, the Company is filing this Amendment No. 1 to the Original 8-K to amend and restate Item 1.01 and to include such exhibit in Item 9.01. Other than as set forth in this Explanatory Note, this amendment does not amend any other disclosures in the Original 8-K.
Document Period End Date	Oct. 20, 2025
Entity File Number	001-42910
Entity Registrant Name	CALISA ACQUISITION CORP
Entity Central Index Key	0002026767
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	205 W. 37th Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10018
City Area Code	(203)
Local Phone Number	998-5540
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable
Units, each consisting of one ordinary share and one right
Title of 12(b) Security	Units, each consisting of one ordinary share and one right
Trading Symbol	ALISU
Security Exchange Name	NASDAQ
Ordinary Shares, par value $0.000075 per share
Title of 12(b) Security	Ordinary Shares, par value $0.000075 per share
Trading Symbol	ALIS
Security Exchange Name	NASDAQ
Rights, each entitling the holder to one tenth of one ordinary share upon the completion of the Company’s initial business combination
Title of 12(b) Security	Rights, each entitling the holder to one tenth of one ordinary share upon the completion of the Company’s initial business combination
Trading Symbol	ALISR
Security Exchange Name	NASDAQ